CLIFFORD CAPITAL INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

		Shares	Fair Value
102.25%	COMMON STOCKS
2.09%	CANADA
	Enbridge Inc.	367	$13,634
4.40%	CHINA
	CITIC Ltd.	16,000	19,091
	Ping An Insurance Group Company of China Ltd.	1,500	9,543
			28,634
2.47%	FINLAND
	Nokia Oyj ADR	3,860	16,058
19.92%	FRANCE
	Airbus SE	143	20,654
	Capgemini SE	58	10,984
	Carrefour SA	1,064	20,150
	Engie SA	1,213	20,156
	Schneider Electric SE	67	12,170
	Societe Generale SA	1,037	26,932
	Worldline SA (A)	510	18,643
			129,689
10.22%	GERMANY
	BASF SE	305	14,800
	Bayer AG	291	16,090
	Continental AG	230	17,343
	Fresenius Medical Care AG & Co. KGaA ADR	767	18,354
			66,587
2.34%	HONG KONG
	CK Hutchison Holdings Ltd.	2,500	15,266
2.48%	ITALY
	Enel SpA	2,395	16,120
7.74%	JAPAN
	Astellas Pharma Inc.	1,100	16,382
	Kao Corp.	300	10,840
	Takeda Pharmaceutical Co. Ltd. ADR	1,477	23,204
			50,426
7.08%	NETHERLANDS
	Koninklijke Ahold Delhaize N.V.	552	18,829
	Koninklijke Philips N.V. ADR (A)	1,256	27,249
			46,078
7.67%	SPAIN
	Banco Santander SA ADR	7,506	27,847
	Telefonica SA ADR	5,484	22,101
			49,948
1.96%	SWEDEN
	Telefonaktiebolaget LM Ericsson ADR	2340	12,753
3.24%	SWITZERLAND
	Roche Holding AG	69	21,084
1.40%	TAIWAN
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	90	9,083
		CLIFFORD CAPITAL INTERNATIONAL VALUE FUND
		SCHEDULE OF INVESTMENTS
		June 30, 2023 (unaudited)
26.40%	UNITED KINGDOM
	Aviva plc	2,629	$13,197
	BAE Systems plc	802	9,442
	BT Group plc	10,471	16,270
	HSBC Holdings plc ADR	727	28,804
	Liberty Global plc- Class A (A)	1,281	21,598
	Rolls-Royce Holdings plc (A)	9,137	17,528
	Shell plc ADR	377	22,763
	Unilever plc ADR	419	21,842
	Vodafone Group plc ADR	2,163	20,440
			171,884
2.84%	UNITED STATES
	Schlumberger, Ltd.	376	18,469
102.25%	TOTAL COMMON STOCKS		665,713
102.25%	TOTAL INVESTMENTS		665,713
(2.25%)	Liabilities in excess of other assets		(14,619)
100.00%	NET ASSETS		$651,094

(A)Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023.

	Level 1	Level 2	Level 3
		Other Significant
	Quoted Prices	Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	665,713	-	-	665,713
Total Investments	$665,713	$ - $	-	$665,713
The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2023.
At June 30, 2023, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $648,216 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation		$62,837
		Gross unrealized depreciation		(45,340)
		Net unrealized appreciation		$17,497